Revenues, Deferred Revenues and Segments	12 Months Ended
Dec. 31, 2025
Revenues, Deferred Revenues and Segments [Abstract]
REVENUES, DEFERRED REVENUES AND SEGMENTS

NOTE 4 – REVENUES, DEFERRED REVENUES AND SEGMENTS

Revenues

For the year ended December 31, 2025 the Company received revenue from digital assets treasury strategies launched in the fourth quarter of 2025 through our treasury strategy and from its sports business. The Company generated revenues from its digital assets treasury strategies primarily in the form of SOL staking rewards, while sports portfolio included revenues from advertising and sponsorships, ticketing revenues and player transfer fees, and other minor activities.

For the year ended December 31, 2024 and 2023, the Company generated revenues only from its sports business, including advertising and sponsorships revenues, ticket sales, player transfer fees, and training fees.

Disaggregation of revenue

The following table shows the disaggregation of revenue for the periods presented:

	2025	2024	2023
Digital asset treasury	€1,535	€-	€-
Legacy Sport Portfolio	2,949	1,193	311
Total	€4,484	€1,193	€311

For the year ended December 31, 2025, two customers individually accounted for approximately 25% and 21% of the Company’s total revenues, respectively. Revenues attributable to these customers were recognized within the Digital Assets Treasury and Legacy Sports Portfolios, respectively. No customer accounted for 10% or more of the Company’s total revenues during the years ended December 31, 2024 and 2023.

Deferred revenue (continued)

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled.

The following is a summary of deferred revenue recorded by the subsidiaries:

	December 31,
	2025	2024
Juve Stabia	€1,291	€-
Brera Milano	-	48
FKAP	18	15
Total	€1,309	€63

Segments

The Company’s Chief Operating Decision Maker (“CODM”), identified as the Chief Executive Officer, regularly reviews financial and operational information by business line to assess performance and allocate resources. Based on the current internal reporting structure and in accordance with IFRS 8, the Company monitors its results across two operating segments consisting of Digital Asset Treasury and Legacy Sport Portfolio.

●	Digital Asset Treasury: The Treasury segment manages the Company’s digital asset holdings and treasury strategy, with activities primarily consisting of staking rewards from digital assets.

●	Legacy Sport Portfolio: The Sport Portfolio segment includes the Company’s multi-club ownership strategy and related operations. Activities include ownership and management of sports clubs and generation of revenues from competition prizes, sponsorships, player transfers, and sports-related advisory and consulting services.

The CODM evaluates the performance of operating segments based on segment operating income (loss), which reflects revenues less directly attributable operating expenses. Segment operating income (loss) excludes income taxes, finance income and expense, and other non-operating items, as these are not allocated to the segments and are managed at the corporate level. The CODM reviews segment results on a periodic basis, including comparisons of current period performance to prior periods. The CODM reviews assets and liabilities on a consolidated basis and does not evaluate segment assets or segment liabilities for purposes of assessing segment performance or allocating resources. Accordingly, segment asset and liability information is not presented. Depreciation and amortization expense and impairment charges related to segment-specific assets are provided to the CODM to the extent such amounts are included in segment operating income or loss.

We provide the CODM depreciation and amortization expense and impairment charges that are generated from operating segment-specific assets, as these are included in segment operating income (loss).

Accounting policies associated with our operating segments are the same as those previously described in Note 2, including transactions between segments. Transactions between segments are reported as if each were a stand-alone business and are not eliminated in consolidations.

The below table reconciles segment income (loss) to consolidated income (loss) before income taxes for the periods presented:

	2025			2024			2023
	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated
Revenues	€1,535	€2,949	€4,484	€-	€1,193	€1,193	€-	€311	€311
Share based compensation	266,967	2,158	269,125	-	961	961	-	388	388
General and administrative expenses	19,939	17,932	37,871	-	4,473	4,473	-	3,670	3,670
Impairment of non-financial assets	66,052	15,947	81,999	-	-	-	-	-	-
Operating income (loss)	(351,422)	(33,088)	(384,510)	-	(4,241)	(4,241)	-	(3,747)	(3,747)
Interest income (expense)	-	(229)	(229)	-	(8)	(8)	-	47	47
Other income (expense)	(938)	7,235	6,297	-	412	412	-	521	521
Income (loss) before income taxes	€(352,360)	€(26,082)	€(378,442)	€-	€(3,837)	€(3,837)	€-	€(3,179)	€(3,179)

Revenues by geographical location are as follows:

	2025	2024	2023
Europe	€2,949	€1,193	€311
Other	1,535	-	-
Total	€4,484	€1,193	€311

Revenue generated from the Legacy Sport Portfolio is primarily derived from operations within Europe, reflecting the geographic concentration of that segment. Revenue generated from other locations primarily pertain to digital asset staking revenue which is inherently global in nature. This revenue is generated on a global basis and is not attributable to any specific geographic region.